Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

3. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31, 2014	December 31, 2013
Research costs — Nordic(1)	$13,813	$17,998
Research costs — other	1,558	1,599
Payroll and employee benefits	1,223	1,005
Professional fees	1,533	426
Vacation	75	69
Interest on notes payable	880	852
Other	49	58

Total accrued expenses and other current liabilties	$19,131	$22,007

(1)
Includes amounts accrued ratably over the estimated per patient treatment period under the Nordic Work Statement NB-1 and Work Statement NB-3. Amounts do not include pass-through costs which are expensed as incurred or upon delivery. See note 7 for additional information.

7. Accrued Expenses and Other Current Liabilities

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Research costs-Nordic(1)	$17,998	$5,414
Research costs-other	1,599	1,144
Payroll and employee benefits	1,005	962
Professional fees	426	399
Vacation	69	129
Accrued interest on notes payable	852	595
Other	58	97

Total accrued expenses and other current liabilties	$22,007	$8,740

(1)
Includes amounts accrued ratably over the estimated per patient treatment period under the Nordic Work Statement NB-1, Work Statement NB-2 and Work Statement NB-3. Amounts do not include pass-through costs which are expensed as incurred or upon delivery. See note 13 for additional information.